Income Taxes - Schedule of Components of the Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Federal	$ 1,693
State	593	$ 370
Total current tax expense	2,286	370
Deferred tax benefit
Federal	(406)
State	(5)
Total deferred tax benefit	(411)
Total income tax expense	$ 1,875	$ 370